4. STOCKHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Share-based Payment Arrangement [Abstract]
Schedule of stock-based compensation expense
	Three Months Ended September 30,
	2019	2018
Cost of Goods Sold	$11,233	$–
Research and Development Expenses	12,684	2,411
Selling, General and Administrative Expenses	52,588	130,573
Stock Based Compensation Expense	$76,505	$132,984

	2019	2018
Cost of Goods Sold	$11,233	$8,669
Research and Development Expenses	20,398	15,423
Selling, General and Administrative Expenses	231,695	28,249
Stock Based Compensation Expense	$263,326	$52,341

Assumptions for fair value of options granted
Year Ended
June 30, 2019
Assumptions:
Option life	5.3 years
Risk-free interest rate	3.0%
Stock volatility	133%
Dividend yield	0
Weighted average fair value of grants	$0.70

Stock option activity
	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at June 30, 2019	1,819,500	$0.87	7.05 years
Granted	200,000
Exercised	(12,500)
Outstanding at September 30, 2019	2,007,000	$0.92	7.16 years

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at July 1, 2017	1,078,400	$0.78	7.01 years
Grants	40,000	$0.61
Cancellations	(62,700)	$0.99
Outstanding at June 30, 2018	1,055,700	$0.76	6.13 years
Grants	831,000	$0.99
Exercised	(64,500)	$0.75
Cancellations	(2,700)	$0.86
Outstanding at June 30, 2019	1,819,500	$0.87	7.05 years

Stock options outstanding by exercise price ranges
Range of Exercise Prices	Number of Shares	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted- Average Exercise Price
$0.27	40,000	1.79	$0.27	40,000	$0.27
$0.40	15,000	7.58	$0.40	15,000	$0.40
$0.48	60,000	6.50	$0.48	60,000	$0.48
$0.50	100,000	5.73	$0.50	100,000	$0.50
$0.55	44,000	4.46	$0.55	39,000	$0.55
$0.64	25,000	8.12	$0.64	15,000	$0.64
$0.70	100,000	8.85	$0.70	100,000	$0.70
$0.73	791,000	7.05	$0.73	621,500	$0.73
$0.85	6,000	3.26	$0.85	6,000	$0.85
$0.90	6,000	4.26	$0.90	6,000	$0.90
$0.95	30,000	4.78	$0.95	30,000	$0.95
$1.20	207,800	2.42	$1.20	207,800	$1.20
$1.30	481,000	9.70	$1.30	–	$1.30
$1.35	1,200	0.15	$1.35	1,200	$1.35
$1.42	100,000	9.95	$1.42	–	$1.42
$0.27–$1.42	2,007,000	7.16	$0.92	1,241,500	$0.76

Range of Exercise Prices	Number of Shares	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted- Average Exercise Price
$0.27	40,000	2.04	$0.27	40,000	$0.27
$0.40	15,000	7.83	$0.40	10,000	$0.40
$0.48	60,000	6.75	$0.48	60,000	$0.48
$0.50	100,000	5.98	$0.50	100,000	$0.50
$0.55	46,500	4.60	$0.55	41,500	$0.55
$0.64	25,000	8.37	$0.64	15,000	$0.64
$0.70	100,000	9.10	$0.70	100,000	$0.70
$0.73	801,000	7.29	$0.73	631,500	$0.73
$0.85	6,000	3.51	$0.85	6,000	$0.85
$0.90	6,000	4.51	$0.90	6,000	$0.90
$0.95	30,000	5.03	$0.95	30,000	$0.95
$1.20	207,800	2.67	$1.20	207,800	$1.20
$1.30	381,000	9.89	$1.30	0	$1.30
$1.35	1,200	0.40	$1.35	1,200	$1.35
$0.27–1.35	1,819,500	7.09	$0.87	1,249,000	$0.87